13/F Entertainment Building 30 Queen’s Road Central Hong Kong Tel (852) 2160 9800 Fax (852) 2810 9828 www.debevoise. com Thomas M. Britt III Edward Drew Dutton Andrew M. Ostrognai Resident Partners
October 21, 2010
VIA EDGAR AND HAND DELIVERY
Ms. Jennifer Gowetski
Senior Counsel
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549-6010

Re:	MCE Finance Limited Registration Statement on Form F-4 Filed August 13, 2010 File No. 333-168823
Dear Ms. Gowetski:
          This letter sets forth the responses of MCE Finance Limited (the “Issuer”) and Melco Crown Entertainment Limited, MPEL International Limited, Melco Crown Gaming (Macau) Limited, MPEL Nominee One Limited, MPEL Investments Limited, Altira Hotel Limited, Altira Developments Limited, Melco Crown (COD) Hotels Limited, Melco Crown (COD) Developments Limited, Melco Crown (Cafe) Limited, Golden Future (Management Services) Limited, MPEL (Delaware) LLC, Melco Crown Hospitality and Services Limited, Melco Crown (COD) Retail Services Limited, Melco Crown (COD) Ventures Limited, COD Theatre Limited, Melco Crown COD (HR) Hotel Limited, Melco Crown COD (CT) Hotel Limited and Melco Crown COD (GH) Hotel Limited (collectively the “Guarantors”, and together with the Issuer, the “Company”) to the comments contained in your letter, dated September 10, 2010, relating to the Registration Statement on Form F-4 (the “Registration Statement”) of the Company filed with the Securities and Exchange Commission (the “Commission”) on August 13, 2010. The comments of the Commission are set forth in bold and italics and the responses of the Company are set forth in plain text immediately following each comment.
          The Company is filing, via EDGAR, Amendment No. 1 to the Registration Statement (“Amendment No. 1”). Enclosed with the paper copy of this letter are three copies of a blacklined version of Amendment No. 1, marked to show all changes from the Registration Statement filed with the Commission on August 13, 2010. Page references in the responses below are to the blacklined version of Amendment No. 1.
New York • Washington, D.C. • London • Paris • Frankfurt • Moscow • Hong Kong • Shanghai

General
1.	We note that you are registering the exchange notes in reliance on our position enunciated in Exxon Capital Holdings Corp., SEC No-Action Letter (April 13, 1988). See also Morgan Stanley & Co. Inc., SEC No-Action Letter (June 5, 1991) and Shearman & Sterling, SEC No-Action Letter (July 2, 1993). Accordingly, with the next amendment, please provide us with a supplemental letter stating that you are registering the exchange offer in reliance on our position contained in these letters and include the representations contained in the Morgan Stanley and Shearman & Sterling no-action letters.
          In response to the Staff’s comment, the Company is providing the Staff with a supplemental letter on behalf of the Issuer and each Guarantor stating that the Company is registering the exchange offer in reliance on the Staff’s position enunciated in the Exxon Capital Holdings Corporation (May 13, 1988), Shearman Sterling (July 2, 1993) and Morgan Stanley Co. Incorporated (June 5, 1991) no-action letters. The supplemental letter includes the supplemental representations contained in the Shearman & Sterling and Morgan Stanley Co. Incorporated no-action letters.
2.	Please provide us with support for all quantitative and qualitative statements used in the registration statement. We note on pages 1 and 2 without limitation, the following examples:

•	“City of Dreams, an integrated urban entertainment resort development, has become a ‘must experience’ destination in Macau since it opened in Cotai in June 2009. As the only major casino that opened in Macau in 2009, the resort brings together a collection of world-renowned brands such as Crown, Grand Hyatt, Hard Rock and Dragone to create an exceptional guest experience that appeals to a broad spectrum of visitors from around Asia and the world. The initial opening of City of Dreams featured... an array of some of the world’s most sought-after retail brands.”

•	“Dragon’s Treasure, the iconic landmark showcased in the Bubble at city of Dreams was honored with the 2009 THEA Award for “Outstanding Achievement” from the Themed Entertainment Association. City of Dreams also won the “Best in Leisure Development in Asia Pacific” award in the International Property Awards 2010 which recognized distinctive innovation and outstanding success in leisure development.”

•	“Altira Macau won the ‘Best Casino Interior Design Award’ in the first International Gaming Awards in 2008, which recognizes outstanding design in the casino sector. Altira Macau has now been awarded the Forbes Five Star rating in both Lodging and Spa categories by the 2010 Forbes Travel Guide (formerly Mobil Travel Guide). Altira Macau also won the ‘Best Business Hotel in Macau’ award in TTG China Travel Awards 2009 and the

‘Best Luxury Hotel in Macau’ award in the TTG China Travel Awards 2010.”

•	“As of March 31, 2010, Mocha had 1,543 gaming machines in operation, representing 11% of total machine installation in the market.”

Clearly mark the specific language in the supporting materials that supports each statement. We note that you provide information based on data and reports compiled by industry analysts. Please tell us if any of the supporting materials were prepared specifically for you in connection with this offering.
          In response to the Staff’s comment, the Company has revised the qualitative statements throughout the registration statement. The Company is providing the Staff with support for quantitative statements used in the registration statement and has clearly marked the specific language in the supporting materials that supports each statement. The Company confirms that none of the supporting materials were prepared specifically for the Company in connection with this offering.
3.	Throughout your registration statement you utilize industry jargon. For example only, please provide a better explanation for mass market segment, mass market patrons, gaming promoter aggregator model, concession, subconcession, rolling chip, and non-rolling chip. If you include technical terms in the body of your prospectus, you should concisely explain these terms where you first use them. In addition, please do not use technical terms or industry jargon in your explanations.
          In response to the Staff’s comment, the Company has revised the glossary of the registration statement on pages x to xii to provide a better explanation of industry jargon. For example, the Company has provided explanations for cage, chip, concession, dealer, drop box, gaming promoter or junket representative, gaming promoter aggregator model, integrated resort, junket player, marker, mass market patron, mass market segment, MICE, non-negotiable chip, non-rolling chip or traditional cash chip, premium player, progressive jackpot, rolling chip, rolling chip patron, rolling chip segment, slot machine, subconcession, VIP gaming room or VIP gaming area and wet stage performance theater.
4.	Please provide the disclosure required by Item 11 of Form 20-F or advise. Please refer to Item 12(b)(3) of Form F-4.
          The Company acknowledges the Staff’s comment and has revised page 87 of the prospectus to include the disclosure required by Item 11 of Form 20-F.
5.	Please provide disclosure regarding the identity of your auditors and identify them as experts in the registration statement or advise.
          In response to the Staff’s comment, the Company has revised page 185 of the prospectus to identify Deloitte Touche Tohmatsu as experts.

Prospectus Cover Page
6.	Please confirm that you will limit the outside cover page to one page in length in accordance with Item 501(b) of Regulation S-K.
          In response to the Staff’s comment, the Company confirms that it will limit the outside cover page to one page in length in accordance with Item 501(b) of Regulation S-K.
7.	As currently represented, the offer could be open for less than 20 full business days due to the 5:00p.m. expiration time instead of an expiration time of midnight on what ultimately may be the twentieth business day following commencement. Please confirm to us that the exchange offer will be open for at least 20 full business days and that the offer will be open at least through midnight of the twentieth business day. See Rule 14d-1(g)(3). Further, please confirm that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.
          The Company acknowledges the Staff’s comment and confirms that (i) the exchange offer will be open for at least 20 full business days, (ii) the offer will be open at least through midnight on the twentieth business day and (iii) the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.
Table of Contents, page i
1.	On page ii, please update the address of the Commission to be consistent with page 166. In addition, on page 166, we note your references to the Chicago office and the ability to obtain copies of documents at prescribed rates. Please update your disclosure to remove these references.
          In response to the Staff’s comment, the Company has (i) updated the address of the Commission on page ii to be consistent with page 185 and (ii) on page 185, removed the references to the Chicago office and the ability to obtain copies of documents at prescribed rates.
Cautionary Statement Regarding Forward-Looking Statements. Page viii
2.	We note your statement: “See ‘Risk Factors’ for a discussion of some risk factors that may affect our business and results of operations. These risks are not exhaustive. Other sections of this prospectus may include additional risk factors that could adversely impact our business and financial performance.” Please remove this statement. Please make similar revisions to your disclosure on pages 11 and 16. Please note that all of the material risks should be disclosed in the Risk Factor section.

          In response to the Staff’s comment, the Company has (i) revised the disclosure on page viii to delete the statement: “See ‘Risk Factors’ for a discussion of some risk factors that may affect our business and results of operations. These risks are not exhaustive. Other sections of this prospectus may include additional risk factors that could adversely impact our business and financial performance.”, (ii) revised the disclosure on page 15 to delete: “Risk Factors — Investing in the Exchange Notes involves substantial risks. Please see ‘Risk Factors’ section for a description of certain of the risks you should carefully consider before investing in the Exchange Notes.” and (iii) revised the disclosure on page 21 to delete the statement: “The risks and uncertainties described below may not be the only ones that we face. Additional risks and uncertainties that we are not aware of or that we currently believe are immaterial may also adversely affect our business, financial condition or results of operations.” . The Company acknowledges the Staff’s comment that all material risks should be disclosed in the Risk Factors section.
Summary
3.	We note the disclosure regarding your business overview and your objectives and strategies. Please revise your summary to balance this disclosure with a discussion of the most significant risks associated with your business and the exchange notes, including, without limitation, (i) the ability to transfer the exchange notes may be limited, (ii) your holding company structure, and (iii) your significant indebtedness, which should be quantified.
          In response to the Staff’s comment, the Company has balanced the disclosure regarding its business overview and its objectives and strategies with, on pages 4 and 5, a discussion of the most significant risks associated with its business and the exchange notes, including, without limitation, (i) the ability to transfer the exchange notes may be limited, (ii) the holding company structure and (iii) the significant indebtedness, which the Company has quantified.
4.	We note the descriptions of your operations and development projects. Please revise your disclosure to quantify any unfunded development obligations and/or any funded development costs that may be at risk if development does not move forward.
          In response to the Staff’s comment, the Company has not revised the disclosure regarding unfunded development obligations or funded development costs that may be at risk if development does not move forward because there are none.
5.	We note your reference to the Intercompany Note in the footnote on page 5. Please revise your disclosure to include, in the narrative, a brief description of the material terms of the note and its business purpose.
          In response to the Staff’s comment, the Company has revised the disclosure on page 13 to include a brief description of the material terms of the Intercompany Note and its business purpose, as well as a cross reference to the Description of Exchange Notes section for more information concerning the Intercompany Note.

Objectives and Strategies, page 3
6.	We note your statement on pages 3 and 78 that: “We will continue to raise the development funds that we need when we are able to do so, not when we are required to do so.” Please revise your disclosure to explain what you mean by this statement and disclose any circumstances under which you would be required to raise development funds but would not do so. As applicable, please add risk factor disclosure to describe any risks associated with failing to raise development funds.
          In response to the Staff’s comment, the Company (i) has revised the statement on pages 3 and 93 as follows: “We will continue to monitor and effectively manage our liquidity needs and raise development funds when favorable market conditions permit us to do so...”, (ii) confirms that there are no circumstances under which it would be required to raise development funds but would not do so and (iii) does not believe additional risk factor disclosure describing the risks associated with failing to raise development funds is necessary in light of the revised statement.
Risk Factors, page 16
Risks Relating to the Operation of Our Properties, page 17
Servicing the debt of our subsidiaries requires a significant amount of cash..., page 17
7.	We note your disclosure on page 15 that for the “three months ended March 31, 2010 and the years ended December 31, 2009, 2008, 2007, 2006, and 2005, [y]our earnings were insufficient to cover fixed charges.” Please revise your disclosure in this risk factor to address this point.
          In response to the Staff’s comment, the Company has revised the disclosure in the risk factor on page 22 as follows: “For the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007 2006, and 2005, our earnings were insufficient to cover fixed charges.”
The insolvency laws of the Cayman Islands...page 35
8.	This risk factor does not identify the risk to your business or your investors. Please revise to clearly disclosure the risk presented or provide this disclosure in another section.
          The Company acknowledges the Staff’s comment and has revised the risk factor on page 40 as follows:
          “Should MCE Finance default on the Notes, or the Guarantors default on their Guarantees, a Note holder’s right to receive payments on the Notes or the Guarantees may be adversely affected by the insolvency laws of the jurisdiction of incorporation of the defaulting Issuer or Guarantors.

          MCE Finance is incorporated under the laws of the Cayman Islands and it is likely that an insolvency proceeding relating to MCE Finance, even if brought in the United States, would involve Cayman Islands insolvency laws, the procedural and substantive provisions of which may differ from comparable provisions of United States federal bankruptcy law. In addition, the insolvency laws of the jurisdictions of incorporation of the Guarantors, such as Macau, may also differ from the laws of the United States or other jurisdictions with which the holders of the Notes are familiar. The insolvency laws of the Cayman Islands, Macau or another jurisdiction of incorporation of a defaulting Guarantor may vary as to treatment of creditors and may contain prohibitions on the ability of the Issuer or the Guarantors to pay any debts existing at the time of the insolvency.”
The Exchange Offer, page 41
Terms of the Exchange Offer, page 41
9.	We note your disclosure on page 42 that the letter of transmittal states that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an underwriter within the meaning of the Securities Act. Please revise to clarify that any broker-dealer who holds Initial Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for the Initial Notes pursuant to the exchange offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of such Exchange Notes. Please make similar revisions throughout your prospectus and the transmittal letter as appropriate.
          In response to the Staff’s comment, the Company has revised the disclosure on page 49 as follows: “Each broker-dealer who holds Initial Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for the Initial Notes pursuant to the exchange offer, may be a statutory underwriter and must acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of such Exchange Notes.” The Company has made similar revisions to the front cover page of the prospectus, pages 4 and 5 of the form of letter of transmittal, page 2 of the form of instructions to registered holder and/or book-entry transfer participant from beneficial owner and page 2 of the form of letter to clients.
Expiration Date; Extensions; Amendments, page 43
10.	We note your disclosure on page 44 that you reserve the right to delay acceptance of the Initial Notes. Please confirm that any such delay will be consistent with Rule 14e-1(c).
          In response to the Staff’s comment, the Company confirms that any such delay will be consistent with Rule 14e-1(c).

Conditions, page 47
11.	If you decide to waive any conditions, please note that you must expressly announce your decision in a manner reasonably calculated to inform note holders of the waiver. In this regard, please provide us with your views regarding whether or not waiver of any of the conditions will constitute a material change requiring that at least five business days remain in the offer after notice of such waiver.
          The Company acknowledges the Staff’s comment and if the Company decides to waive any conditions, it will expressly announce its decision in a manner reasonably calculated to inform note holders of the waiver. The Company does not currently believe waiver of any of the conditions would constitute a material change requiring that at least five business days remain in the offer after notice of such waiver.
Management’s Discussion and Analysis..., page 55
Liquidity and Capital Resources, page 69
12.	We note your disclosure on page 15 that your earnings were insufficient to cover fixed charges. Please revise to discuss in more detail how your are planning to meet your liquidity needs in the next 12 months.
          In response to the Staff’s comment, the Company has revised the disclosure on page 82 to discuss in more detail how it is planning to meet its liquidity needs in the next 12 months. The disclosure reads as follows: “We have been able to meet our working capital needs, and we believe that we will be able to meet our working capital needs for the next 12 months. We plan to meet our liquidity needs in the next 12 months with our operating cash flow, existing cash balances, availability under our City of Dreams Project Facility, remaining proceeds from our follow-on public offering and additional financings. See ‘Risk Factors—Risks Relating to Our Indebtedness, the Notes and the Guarantees’.”
Management, page 96
13.	Please provide the year each officer or director commenced working for an entity and the year the officer discontinued working for the entity. If an officer received a promotion during their tenure at an entity, please disclose the year the officer was promoted. In addition, please clarify the year when referring to the “inception” of an entity.
          In response to the Staff’s comment, the Company has, on pages 111 through 116, (i) provided the year an officer or director commenced working for and discontinued working for the entity, (ii) disclosed the year the officer was promoted if an officer received a promotion during their tenure at an entity and (iii) deleted the disclosure referring to the “inception” of an entity and replaced it with the relevant years. The Company notes that although Mr. James A.C. MacKenzie could not provide exact dates for his employment at ANZ Banking Group, Standard Chartered Bank, Norwich Union plc. or an international accounting firm now part of Deloitte, he has confirmed that his employment at each entity took place more than five years ago, and so the Company has disclosed that he worked for each such entity “prior to 2005”. Similarly, Mr. John Peter Ben Wang could not provide exact dates for his employment at Deutsche Morgan Grenfell (HK), CLSA (HK), Barclays (Singapore), SG Warburg (London), Salomon Brothers (London), the London Stock Exchange and Deloitte Haskins & Sells (London), and so the Company has disclosed that he worked for each such entity “prior to 1998”.
Related Party Transaction, page 108
14.	For each related party transaction, please disclose the largest amount outstanding during the period covered and the amount outstanding as of the latest practicable date. Please refer to Item 7.B of Form 20-F and Item 19(a)(7) of Form F-4.
          In response to the Staff’s comment, the Company has, for each outstanding loan with a related party on pages 126 through 127, disclosed the largest amount outstanding during the period covered, which is also the latest practicable date. The Company respectfully notes that Item 7.B(ii) of Form 20-F requires such information only for outstanding loans with related parties, not for each related party transaction.
Description of Exchange Notes, page 117
Repurchase at the Option of Holders, page 125
15.	Please disclose that any repurchase offer made pursuant to the change in control provisions will comply with any applicable regulations under the federal securities laws, including Rule 14e-1 or advise.
          In response to the Staff’s comment, the Company has disclosed, on page 141, the following statement: “Any Change of Control Offer made by MCE Finance will comply with all applicable regulations under the federal securities laws, including Rule 14e-1.”
Melco Crown Entertainment Limited
Consolidated Financial Statements and Notes
General
16.	Please tell us what consideration was given in discussing the issuance of the initial notes, which was completed through a private placement on May 17, 2010, as a subsequent event.
          The Company respectfully advises the Staff that the Company included a brief discussion of the issuance of the initial notes through a private placement on May 17, 2010 (the “Notes Issuance”) in both its consolidated financial statements for the years ended December 31, 2009, 2008 and 2007 as well as in its unaudited interim condensed financial statements for the six months ended June 30, 2010 and 2009, included in the registration statements in Notes 21 and 14 respectively. The discussion includes significant details of the notes and their issuance. The Company respectfully advises the Staff that it believes that all the related information required by ASC 855-Subsequent Events was included in the footnotes referred to in the preceding sentence. Based on above, the Company believes that it has complied with the requirements of ASC 855-Subsequent Events with respect to the Notes Issuance.
17.	Please amend your filing to include the auditors’ report that opines on the periods presented within your financial statements as well as the auditor’s written consent.
          In response to the Staff’s comment, the Company has amended its filing to include, on pages F-4 and F-5, the auditors’ report that opines on the periods presented within its financial statements as well as the auditor’s written consent as Exhibit 23.1.
Note 21 — Condensed Consolidating Financial Information, page F-39
18.	We are still considering your previously filed correspondence as it relates to your analysis under Rule 3-10 of Regulation S-X.
          The Company acknowledges the Staff’s comment and notes that it received the no-action letter relating to the analysis under Rule 3-10 of Regulation S-X from the Commission on October 18, 2010.
Part II. Information Not Required in Prospectus, page II-1
Item 21. Exhibits and Financial Statement Schedules, page II-1
19.	Please file all required exhibits as promptly as possible. If you are not in a position to file your remaining legal opinion with the next amendment, please provide a draft copy for us to review.
          The Company acknowledges the Staff’s comment and has filed the required exhibits with Amendment No. 1.
Item 22. Undertakings, page II-2
20.	Please revise the last sentence of paragraph 4 to clarify that this sentence relates to registration statements on Form F-3. Please refer to Item 512(a)(4) of Regulation S-K.
          The Company acknowledges the Staff’s comment and has revised the last sentence of paragraph 4 on page II-4 to read as follows: “Notwithstanding the foregoing, with respect to registration statements on Form F-3, a post-effective amendment need not be filed to include financial statements and information required by Section 10(a)(3) of the Act or Rule 3-19 of Regulation S-X if such financial statements and information are contained in periodic reports filed with or furnished to the Commission by the registrant pursuant to Section 13 or Section 15(d) of the Securities Exchange Act of 1934 that are incorporated by reference in the Form F-3.”
21.	Please provide the undertaking required by Item 512(h) of Regulation S-K or advise.
          The Company acknowledges the Staff’s comment and has provided the undertaking required by Item 512(h) of Regulation S-K on page II-5.
Exhibit 5.2
22.	We note the statement on page 2 that: “This opinion is given solely for your benefit and the benefit of your legal advisers acting in that capacity in relation to this transaction and may not be relied upon by any other person without our prior written consent.” Language that serves to limit or implies that the opinion is only for the benefit of certain persons is not appropriate. For example, please revise to clarify that note holders and secondary purchasers also may rely on the opinion.
          The statement has been revised in response to the Staff’s comment.
23.	We note assumption 3 on page 6. Please revise to narrow the assumption and clarify that counsel is not assuming any of the material facts underlying the opinion.
          Counsel notes that in order for them to provide an opinion as to whether a document is valid and binding against a company incorporated in the Cayman Islands, they need to assume that such document is valid and binding, including as against the Cayman Islands company, under the law governing the document. Counsel therefore has not revised its opinion and respectfully requests that the Commission reconsiders its comment to revise assumption number 3.
24.	We note assumption 8 on page 6 and assumptions 10 and 15 on page 7 of the opinion. These assumptions assume facts that should be known or are readily ascertainable. Please have counsel provide a revised opinion that does not include these assumptions.
          Counsel notes that they need to make assumptions on certain factual matters which they are not able to independently verify. Assumptions 8 relates to the risk of the transaction being a “fraudulent preference.” Assumption 10 is included because the Memorandum and Articles of Association for any company could be amended by special resolution, and assumption 15 is included because resolutions could be passed and certain events could occur, in each case without counsel’s knowledge. Counsel therefore has not revised its opinion and respectfully requests that the Commission reconsiders its comment to revise assumptions 8, 10 and 15.
25.	We refer to assumptions 2 and 9 on page 6 and assumption 13 on page 7 of the opinion. These assumptions are not appropriate as they relate to the authority of the respective company or its officers. Please have counsel provide a revised opinion that limits the applicability of these assumptions.
          Counsel notes that assumption 2 concerns whether documents are within the capacity, power, and legal right of non-Cayman Island entities and whether there is due authorization, execution and delivery of such documents by such entities. Counsel is not able to comment on the capacity of other non-Cayman Island entities to enter into the documents. With respect to assumptions 9 and 13, Counsel notes that they need to make assumptions on certain factual matters which they are not able to independently verify. Counsel therefore has not revised its opinion and respectfully requests that the Commission reconsiders its comment to revise assumptions 2, 9 and 13.
Exhibit 5.3
26.	Please have counsel revise the opinion to clearly state that the guarantees and notes are binding obligations.
          The opinion has been revised in response to the Staff’s comment.
27.	We note the statement on page 6 that: “The opinion ... is addressed to you for the benefit solely of yourselves or for any other purpose nor is it to be quoted or referred to in any public document or filed with any government agency or other person without our consent.” Language that serves to limit or implies that the opinion is only for the benefit of certain persons is not appropriate. For example, please revise to clarify that note holders and secondary purchasers also may rely on the opinion. Additionally, please have counsel provide consent to the filing of this document with the registration statement.
          The statement has been revised in response to the Staff’s comment and counsel has provided consent to the filing of the opinion with Amendment No. 1 to the registration statement.
Form of Letter of Transmittal
28.	On page 2, please delete the language requiring the holder to acknowledge that he/she has reviewed the Letter of Transmittal and the Prospectus.
          In response to the Staff’s comment, the Company has revised the disclosure on page 2 of the letter of transmittal to delete the language requiring the holder to acknowledge that he, she or it has reviewed the letter of transmittal and the Prospectus.
29.	On page 4, please revise the fourth paragraph to have the broker-dealer represent that it has not entered into any arrangement or understanding with you or your affiliates to distribute the Exchange Notes. Please make similar revisions to the prospectus and your other exhibits as appropriate.

          In response to the Staff’s comment, the Company has revised the fourth paragraph on page 5 to have the broker-dealer represent that “it is not engaged in, and does not intend to engage in, and has no arrangement or understanding with any person to participate in, a distribution of the Exchange Notes to be issued in the exchange offer.” The Company has not made similar revisions to the prospectus or other exhibits because the representation only appears in the letter of transmittal.
30.	On page 8, please delete the following statement or advise: “Each tendering Holder, by execution of a Letter of Transmittal (or facsimile thereof or agent’s message in lieu thereof), waives any right to receive any notice of the acceptance of such tender.”
          In response to the Staff’s comment, the Company has deleted the following statement on page 9: “Each tendering Holder, by execution of a Letter of Transmittal (or facsimile thereof or agent’s message in lieu thereof), waives any right to receive any notice of the acceptance of such tender.”
* * * *
          If you have any questions regarding this letter, please do not hesitate to call Thomas M. Britt III at +852 2160 9830 or Danielle de Zorzi at +852 2160 9868.

Sincerely,
/s/ Thomas M. Britt III
Thomas M. Britt III

cc:	Lawrence (Yau Lung) Ho Melco Crown Entertainment Limited